Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/41	58,774	36,233
United States Treasury Strip Coupon	0.000%	11/15/41	59,982	36,715
United States Treasury Strip Coupon	0.000%	2/15/42	69,967	42,560
United States Treasury Strip Coupon	0.000%	5/15/42	54,485	32,900
United States Treasury Strip Coupon	0.000%	8/15/42	77,238	46,385
United States Treasury Strip Coupon	0.000%	11/15/42	51,845	30,872
United States Treasury Strip Coupon	0.000%	2/15/43	50,601	29,973
United States Treasury Strip Coupon	0.000%	5/15/43	73,221	43,115
United States Treasury Strip Coupon	0.000%	8/15/43	51,153	29,928
United States Treasury Strip Coupon	0.000%	11/15/43	52,238	30,376
United States Treasury Strip Coupon	0.000%	2/15/44	66,562	38,491
United States Treasury Strip Coupon	0.000%	5/15/44	43,804	25,174
United States Treasury Strip Coupon	0.000%	8/15/44	39,284	22,438
United States Treasury Strip Coupon	0.000%	11/15/44	51,860	29,386
United States Treasury Strip Coupon	0.000%	2/15/45	51,467	28,986
United States Treasury Strip Coupon	0.000%	5/15/45	50,676	28,359
United States Treasury Strip Coupon	0.000%	8/15/45	47,703	26,535
United States Treasury Strip Coupon	0.000%	11/15/45	54,986	30,414
United States Treasury Strip Coupon	0.000%	2/15/46	51,373	28,219
United States Treasury Strip Coupon	0.000%	5/15/46	52,591	28,687
United States Treasury Strip Coupon	0.000%	8/15/46	51,527	27,941
United States Treasury Strip Coupon	0.000%	11/15/46	51,435	27,727
United States Treasury Strip Coupon	0.000%	2/15/47	55,455	29,716
United States Treasury Strip Coupon	0.000%	5/15/47	50,432	26,871
United States Treasury Strip Coupon	0.000%	8/15/47	44,659	23,606
United States Treasury Strip Coupon	0.000%	11/15/47	66,678	35,011
United States Treasury Strip Coupon	0.000%	2/15/48	48,409	25,271
United States Treasury Strip Coupon	0.000%	5/15/48	72,247	37,529
United States Treasury Strip Coupon	0.000%	8/15/48	48,124	24,859
United States Treasury Strip Coupon	0.000%	11/15/48	48,445	24,960
United States Treasury Strip Coupon	0.000%	2/15/49	47,697	24,407
United States Treasury Strip Coupon	0.000%	5/15/49	48,489	24,688
United States Treasury Strip Coupon	0.000%	8/15/49	48,624	24,578
United States Treasury Strip Coupon	0.000%	11/15/49	49,272	24,921
United States Treasury Strip Coupon	0.000%	2/15/50	49,191	24,630
United States Treasury Strip Coupon	0.000%	5/15/50	39,532	19,806
United States Treasury Strip Coupon	0.000%	8/15/50	28,628	14,278
United States Treasury Strip Coupon	0.000%	11/15/50	21,994	10,939
United States Treasury Strip Coupon	0.000%	2/15/51	22,067	10,937
United States Treasury Strip Coupon	0.000%	5/15/51	1,025	506
United States Treasury Strip Principal	0.000%	8/15/41	47,807	30,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	11/15/41	49,994	31,469
	United States Treasury Strip Principal	0.000%	2/15/42	45,977	28,789
	United States Treasury Strip Principal	0.000%	5/15/42	45,672	28,331
	United States Treasury Strip Principal	0.000%	8/15/42	25,309	15,577
	United States Treasury Strip Principal	0.000%	11/15/42	47,002	28,690
	United States Treasury Strip Principal	0.000%	2/15/43	49,172	29,834
	United States Treasury Strip Principal	0.000%	5/15/43	23,562	14,189
	United States Treasury Strip Principal	0.000%	8/15/43	36,641	21,939
	United States Treasury Strip Principal	0.000%	11/15/43	47,228	28,112
	United States Treasury Strip Principal	0.000%	2/15/44	40,502	23,953
	United States Treasury Strip Principal	0.000%	5/15/44	29,758	17,460
	United States Treasury Strip Principal	0.000%	8/15/44	50,008	29,133
	United States Treasury Strip Principal	0.000%	11/15/44	45,868	26,507
	United States Treasury Strip Principal	0.000%	2/15/45	38,827	22,259
	United States Treasury Strip Principal	0.000%	5/15/45	42,927	24,475
	United States Treasury Strip Principal	0.000%	8/15/45	54,470	30,869
	United States Treasury Strip Principal	0.000%	11/15/45	47,589	26,858
	United States Treasury Strip Principal	0.000%	2/15/46	50,965	28,493
	United States Treasury Strip Principal	0.000%	5/15/46	51,384	28,558
	United States Treasury Strip Principal	0.000%	8/15/46	46,116	25,486
	United States Treasury Strip Principal	0.000%	11/15/46	44,909	24,696
	United States Treasury Strip Principal	0.000%	2/15/47	49,080	26,871
	United States Treasury Strip Principal	0.000%	5/15/47	48,940	26,611
	United States Treasury Strip Principal	0.000%	8/15/47	48,733	26,297
	United States Treasury Strip Principal	0.000%	11/15/47	66,994	35,915
	United States Treasury Strip Principal	0.000%	2/15/48	66,968	35,666
	United States Treasury Strip Principal	0.000%	5/15/48	49,818	26,431
	United States Treasury Strip Principal	0.000%	8/15/48	40,947	21,574
	United States Treasury Strip Principal	0.000%	11/15/48	37,831	19,894
	United States Treasury Strip Principal	0.000%	2/15/49	66,603	34,722
	United States Treasury Strip Principal	0.000%	5/15/49	51,592	26,747
	United States Treasury Strip Principal	0.000%	8/15/49	54,469	28,022
	United States Treasury Strip Principal	0.000%	11/15/49	53,386	27,356
	United States Treasury Strip Principal	0.000%	2/15/50	58,220	29,638
	United States Treasury Strip Principal	0.000%	5/15/50	67,967	34,392
	United States Treasury Strip Principal	0.000%	8/15/50	82,050	41,275
	United States Treasury Strip Principal	0.000%	11/15/50	51,550	25,799
	United States Treasury Strip Principal	0.000%	2/15/51	82,050	40,877
	United States Treasury Strip Principal	0.000%	5/15/51	82,151	40,684
Total U.S. Government and Agency Obligations (Cost $2,355,689)					2,223,714
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $889)	0.055%		8,889	889
Total Investments (100.1%) (Cost $2,356,578)					2,224,603
Other Assets and Liabilities—Net (-0.1%)					(1,221)
Net Assets (100%)					2,223,382
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,223,714	—	2,223,714
Temporary Cash Investments	889	—	—	889
Total	889	2,223,714	—	2,224,603